Derivative liabilities - Movements related to the warrants (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Derivative liabilities
Change in estimate of fair value	$ 7,051,826	$ 8,882,221	$ 1,526,655
Warrant issued
Derivative liabilities
Opening balance	22,655	4,106,998
Additions	2,215,564	570,336
Effect on fair value of repricing of warrants		652,745
Change in estimate of fair value	(2,181,781)	(5,286,706)
Currency translation	68,789	(20,718)
Closing balance	125,227	22,655	$ 4,106,998
Gain (loss) from valuation of derivative financial instruments	$ (2,181,781)	$ 5,286,706